Miscellaneous Payables and Other Non-Current Liabilities - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Increase (decrease) in miscellaneous payables and other non-current liabilities		€ 1,619,000,000
Payables to social security agencies		275,000,000	€ 238,000,000	€ 238,000,000
Other payables		1,919,000,000		1,903,000,000
Investment		1,922,000,000
Nominal value of residual debt, non current		1,903,000,000
Nominal value of residual debt, current		19,000,000
Contract liabilities		109,000,000	99,000,000
Deferred income		0		988,000,000
Other deferred revenue and income		595,000,000	638,000,000
Other deferred revenue and income, non-current portion		€ 190,000,000
Capital grants remaining useful life		18 years
Capital grants		€ 357,000,000	€ 391,000,000	€ 391,000,000
Activation and installation fees [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Deferred income		20,000,000
Network access fees [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Deferred income		32,000,000
Subscription fees and rent and maintenance [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Deferred income		49,000,000
First Installment [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payment of installment	€ 477,000,000
Second Installment Due September 2019 [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payment of installment		19,000,000
Third Installment Due September 2020 [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payment of installment		110,000,000
Fourth Installment Due September 2021 [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payment of installment		55,000,000
Fifth Installment Due September 2022 [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payment of installment		1,738,000,000
Employee Benefit Obligations [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [line items]
Payables to social security agencies		€ 275,000,000